Property, Plant And Equipment	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Property, Plant and Equipment

6. Property, Plant and Equipment

At December 31, 2014 and 2013, property, plant and equipment consisted of the following:

	2014	2013
Land	$65,081	$46,689
Buildings and improvements	2,630,431	2,432,824
Machinery and equipment	3,965,870	3,808,356
Machinery, equipment and rental equipment under capitalized leases	62,016	43,239
Construction in progress	314,067	267,653
	7,037,465	6,598,761
Accumulated depreciation	(3,747,285)	(3,506,807)
Property, plant and equipment, net	$3,290,180	$3,091,954

Depreciation expense for property, plant and equipment amounted to $600,845, $555,125 and $515,455 for the years ended December 31, 2014, 2013, and 2012, respectively.

Included in machinery and equipment at December 31, 2014 and 2013 were $614,797 and $597,024, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with end-stage renal disease on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.

Accumulated depreciation related to machinery, equipment and rental equipment under capital leases was $24,420 and $21,201 at December 31, 2014 and 2013, respectively.